Significant Accounting Policies (Details) - Schedule of Annual Rates of Depreciation	12 Months Ended
Dec. 31, 2023
Office furniture and electronic equipment [Member] | Minimum [Member]
Schedule of Annual Rates of Depreciation [Line Items]
Annual rate of depreciation	7.00%
Office furniture and electronic equipment [Member] | Maximum [Member]
Schedule of Annual Rates of Depreciation [Line Items]
Annual rate of depreciation	15.00%
Computers and software [Member]
Schedule of Annual Rates of Depreciation [Line Items]
Annual rate of depreciation	33.00%
Mold [Member]
Schedule of Annual Rates of Depreciation [Line Items]
Annual rate of depreciation	50.00%